Document and Entity Information	12 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 25, 2013
Registrant Name	DWS MARKET TRUST
Central Index Key	0000095603
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Aug 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectus:

Main investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

The following disclosure is added as a sub-section under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a ”relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a ”fair value” analysis, seeking to systematically buy ”undervalued” currencies and sell ”overvalued” currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).

The following replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

The following information replaces similar disclosure contained under the “MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Supplement [Text Block]	dmt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectus:

Main investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

The following disclosure is added as a sub-section under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a ”relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a ”fair value” analysis, seeking to systematically buy ”undervalued” currencies and sell ”overvalued” currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).

The following replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

The following information replaces similar disclosure contained under the “MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

DWS Alternative Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Alternative Asset Allocation Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section of the fund’s prospectus:

Main investments. The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund’s investment advisor, or one of its affiliates), certain other securities and derivative instruments (the use of derivatives by the fund and the underlying funds in which the fund invests is described below in Currency and interest rate strategies and Derivatives). The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. The fund may also invest in securities of unaffiliated ETFs or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (DWS funds, unaffiliated ETFs and hedge funds are collectively referred to as ”underlying funds”). The fund’s allocations among the underlying funds may vary over time.

Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative asset categories and investment strategies that should be represented in the fund’s portfolio. Such asset categories and investment strategies may include: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes.

The following disclosure is added as a sub-section under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Currency and interest rate strategies. In addition to the fund’s main investment strategy, portfolio management may seek to enhance returns by employing proprietary quantitative, rules-based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose values are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a ”relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a ”fair value” analysis, seeking to systematically buy ”undervalued” currencies and sell ”overvalued” currencies.

Portfolio management also may seek to enhance returns by employing a rules-based methodology to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing this strategy, portfolio management may utilize a proprietary rules-based interest rate futures index that measures the performance of the long/short allocations to a basket of six equally weighted interest rate futures indices: Australia, U.S., Japan, Switzerland, U.K., and Euro. Portfolio management applies the methodology to determine which interest rate futures from the most liquid currencies are trending positively or negatively, and purchases or sells interest rate futures accordingly.

The notional amount of the fund’s aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund’s net assets).

The following replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Derivatives. Outside of the currency and interest rate strategies, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following disclosure is added under the ”MAIN RISKS” sections of the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Interest rate strategies risk. The success of the interest rate futures strategies depends, in part, on the effectiveness and implementation of portfolio management’s proprietary models. If portfolio management’s analysis proves to be incorrect, losses to the fund may be significant, possibly exceeding the amounts invested in the futures contracts. The risk of loss is heightened during periods of rapid rises in interest rates.

The following information replaces similar disclosure contained under the “MAIN RISKS” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Subsidiary risk. Certain underlying funds may invest in a wholly–owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in derivatives and commodities–related investments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013